    As filed with the Securities and Exchange Commission December 4, 2000.
                                                             File No. 33-89988
                                                                     811-07273

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 7
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust:  Separate Account VL II

B.   Name of depositor:  Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P. O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life and Annuity Insurance Company
     P. O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X   on January 2, 2001 pursuant to paragraph (b) of Rule 485
     -----
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
           on __________ pursuant to paragraph (a)(1) of Rule 485
     -----
           this post-effective amendment designates a new effective date for a
     -----     previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.  Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2                        CAPTION IN PROSPECTUS
-----------------------                        ---------------------
        1.                                     Cover Page
        2.                                     Cover Page
        3.                                     Not Applicable
        4.                                     Statement of Additional Information - Distribution of the Policies
        5.                                     About Us - Separate Account VL II
        6.                                     About Us - Separate Account VL II
        7.                                     Not required by Form S-6
        8.                                     Not required by Form S-6
        9.                                     Legal Proceedings
       10.                                     About Us - Separate Account VL II; The Funds
       11.                                     About Us - Separate Account VL II; The Funds
       12.                                     About Us - The Funds
       13.                                     Fee Table;  Charges and Deductions
       14.                                     Premiums
       15.                                     Premiums
       16.                                     Premiums
       17.                                     Making Withdrawals From Your Policy
       18.                                     About Us - The Funds; Charges and Deductions
       19.                                     Your Policy - Contract Rights
       20.                                     Not Applicable
       21.                                     Loans
       22.                                     Not Applicable
       23.                                     Not Applicable
       24.                                     Not Applicable
       25.                                     About Us - Hartford Life and Annuity Insurance Company
       26.                                     Not Applicable
       27.                                     About Us - Hartford Life and Annuity Insurance Company
       28.                                     Statement of Additional Information - General Information and History
       29.                                     About Us - Hartford Life and Annuity Insurance Company
       30.                                     Not Applicable
       31.                                     Not Applicable
       32.                                     Not Applicable
       33.                                     Not Applicable
       34.                                     Not Applicable

ITEM NO. OF FORM N-8B-2                        CAPTION IN PROSPECTUS
-----------------------                        ---------------------
       35.                                     Statement of Additional Information - Distribution of the Policies
       36.                                     Not required by Form S-6
       37.                                     Not Applicable
       38.                                     Statement of Additional Information - Distribution of the Policies
       39.                                     Statement of Additional Information - Distribution of the Policies
       40.                                     Not Applicable
       41.                                     Statement of Additional Information - Distribution of the Policies
       42.                                     Not Applicable
       43.                                     Not Applicable
       44.                                     Premiums
       45.                                     Not Applicable
       46.                                     Premiums; Making Withdrawals From Your Policy
       47.                                     About Us - The Funds
       48.                                     Cover Page; About Us - Hartford Life and Annuity Insurance Company
       49.                                     Not Applicable
       50.                                     About Us - Separate Account VL II
       51.                                     Not Applicable
       52.                                     About Us - The Funds
       53.                                     Taxes
       54.                                     Not Applicable
       55.                                     Not Applicable
       56.                                     Not Required by Form S-6
       57.                                     Not Required by Form S-6
       58.                                     Not Required by Form S-6
       59.                                     Not Required by Form S-6

The Prospectus is incorporated by reference in this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-89988), as filed on April 12, 2000 and declared effective on May 1, 2000.


A Supplement to the Prospectus dated January 2, 2001 is included in this Post-Effective Amendment.

STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS
DATED MAY 1, 2000                                             [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series


- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.



Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:


INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

The table of Annual Fund Operating Expenses is deleted and replaced with the following:


                                                                                                                  TOTAL FUND
                                                                                                                   OPERATING
                                                                                                 OTHER             EXPENSES
                                                                                               EXPENSES         (INCLUDING ANY
                                            MANAGEMENT FEES             12B-1 FEES          (INCLUDING ANY      WAIVERS AND/OR
                                        (INCLUDING ANY WAIVERS)   (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)   ANY REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund              0.68%                     0.25%                  0.03%               0.96%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund                          0.79%                     0.25%                  0.03%               1.07%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                     0.38%                     0.25%                  0.01%               0.64%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund              0.34%                     0.25%                  0.01%               0.60%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                     0.63%                      N/A                   0.02%               0.65%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                         0.49%                      N/A                   0.03%               0.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund         0.64%                      N/A                   0.02%               0.66%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund          0.65%                      N/A                   0.03%               0.68%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund               0.74%                      N/A                   0.12%               0.86%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology
  HLS Fund (1)                                 0.85%                      N/A                   0.25%               1.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund            0.78%                      N/A                   0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                        0.40%                      N/A                   0.03%               0.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers
  HLS Fund                                     0.76%                      N/A                   0.09%               0.85%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities
  HLS Fund                                     0.69%                      N/A                   0.09%               0.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                       0.76%                      N/A                   0.03%               0.79%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                 0.45%                      N/A                   0.02%               0.47%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund          0.45%                      N/A                   0.03%               0.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                0.75%                      N/A                   0.03%               0.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                        0.46%                      N/A                   0.02%               0.48%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund             0.80%                      N/A                   0.33%               1.13%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund              0.68%                      N/A                   0.10%               0.78%
---------------------------------------------------------------------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                                  TOTAL FUND
                                                                                                                   OPERATING
                                                                                                 OTHER             EXPENSES
                                                                                               EXPENSES         (INCLUDING ANY
                                            MANAGEMENT FEES             12B-1 FEES          (INCLUDING ANY      WAIVERS AND/OR
                                        (INCLUDING ANY WAIVERS)   (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)     REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund         0.65%                      N/A                   0.12%               0.77%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                   0.61%                      N/A                   0.12%               0.73%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund               0.46%                      N/A                   0.04%               0.50%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                 0.70%                      N/A                   0.13%               0.83%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                      0.65%                      N/A                   0.07%               0.72%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                          0.60%                      N/A                   0.07%               0.67%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund            0.80%                      N/A                   0.22%               1.02%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
  Income Fund                                  0.80%                      N/A                   0.18%               0.98%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
  Opportunities Fund                           1.08%                      N/A                   0.33%               1.41%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                       0.63%                      N/A                   0.08%               0.71%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                    0.41%                      N/A                   0.08%               0.49%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund               0.54%                      N/A                   0.05%               0.59%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                       0.70%                      N/A                   0.10%               0.80%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth
  Fund (2)                                     0.53%                      N/A                   0.37%               0.90%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
  Boston                                       0.65%                      N/A                   0.18%               0.83%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
  Fund                                         0.65%                      N/A                   0.06%               0.71%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                           0.65%                      N/A                   0.10%               0.75%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                         0.53%                      N/A                   0.04%               0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager
  Portfolio (3)                                0.53%                      N/A                   0.09%               0.62%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
  Portfolio (3)                                0.48%                      N/A                   0.08%               0.56%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)            0.73%                      N/A                   0.14%               0.87%
---------------------------------------------------------------------------------------------------------------------------------

(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.
(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%           0.37%          1.07%
--------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least
    December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%           0.10%          0.63%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%           0.09%          0.57%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%           0.18%          0.91%
--------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.


The following text is added under the section entitled "The Funds":



The Funds may not be available in all states.


Under the section entitled "The Funds", under the sub-section entitled "Investment Advisers," the following paragraph is inserted as the first paragraph of the section:


American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.



Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:



Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.



The fourth paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:



The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.


The six "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached six tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-2858
33-89988

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

               PREMIUMS       CURRENT CHARGES*    GUARANTEED CHARGES**
  END OF     ACCUMULATED    ------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT     DEATH     ACCOUNT     DEATH
   YEAR        PER YEAR       VALUE     BENEFIT     VALUE     BENEFIT
----------------------------------------------------------------------
     1            16,275        6,680  1,000,000      6,394  1,000,000
     2            33,364       19,953  1,000,000     19,353  1,000,000
     3            51,307       34,498  1,000,000     33,550  1,000,000
     4            70,147       50,424  1,000,000     49,093  1,000,000
     5            89,930       67,850  1,000,000     66,095  1,000,000
     6           110,701       88,649  1,000,000     86,426  1,000,000
     7           132,511      111,402  1,000,000    108,660  1,000,000
     8           155,412      136,282  1,000,000    132,968  1,000,000
     9           179,457      163,485  1,000,000    159,536  1,000,000
    10           204,705      193,216  1,000,000    188,564  1,000,000
    11           231,215      229,768  1,000,000    222,118  1,000,000
    12           259,051      270,293  1,000,000    258,942  1,000,000
    13           288,279      315,224  1,000,000    299,354  1,000,000
    14           318,968      365,037  1,000,000    343,710  1,000,000
    15           351,191      420,269  1,000,000    392,428  1,000,000
    16           385,026      481,516  1,000,000    445,992  1,000,000
    17           420,552      549,420  1,000,000    504,986  1,000,000
    18           457,855      624,749  1,000,000    570,107  1,000,000
    19           497,022      708,362  1,000,000    642,201  1,000,000
    20           538,148      801,221  1,000,000    722,294  1,000,000

    25           724,270    1,444,567  1,545,687  1,282,288  1,372,048
    30         1,014,302    2,523,963  2,650,162  2,209,470  2,319,943
----------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

               PREMIUMS      CURRENT CHARGES*   GUARANTEED CHARGES**
  END OF     ACCUMULATED    ----------------------------------------
  POLICY    AT 5% INTEREST  ACCOUNT    DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR      VALUE    BENEFIT    VALUE     BENEFIT
--------------------------------------------------------------------
     1            16,275     6,292   1,000,000    6,015   1,000,000
     2            33,364    18,443   1,000,000   17,877   1,000,000
     3            51,307    31,027   1,000,000   30,160   1,000,000
     4            70,147    44,044   1,000,000   42,861   1,000,000
     5            89,930    57,486   1,000,000   55,975   1,000,000
     6           110,701    73,017   1,000,000   71,160   1,000,000
     7           132,511    89,027   1,000,000   86,810   1,000,000
     8           155,412    105,507  1,000,000  102,912   1,000,000
     9           179,457    122,441  1,000,000  119,451   1,000,000
    10           204,705    139,804  1,000,000  136,400   1,000,000
    11           231,215    161,268  1,000,000  155,241   1,000,000
    12           259,051    183,757  1,000,000  174,565   1,000,000
    13           288,279    207,314  1,000,000  194,321   1,000,000
    14           318,968    231,979  1,000,000  214,441   1,000,000
    15           351,191    257,801  1,000,000  234,853   1,000,000
    16           385,026    284,822  1,000,000  255,471   1,000,000
    17           420,552    313,053  1,000,000  276,209   1,000,000
    18           457,855    342,569  1,000,000  296,972   1,000,000
    19           497,022    373,449  1,000,000  317,658   1,000,000
    20           538,148    405,775  1,000,000  338,147   1,000,000

    25           724,270    590,461  1,000,000  431,253   1,000,000
    30         1,014,302    820,834  1,000,000  482,101   1,000,000
--------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

               PREMIUMS      CURRENT CHARGES*   GUARANTEED CHARGES**
  END OF     ACCUMULATED    ----------------------------------------
  POLICY    AT 5% INTEREST  ACCOUNT    DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR      VALUE    BENEFIT    VALUE     BENEFIT
--------------------------------------------------------------------
     1            16,275     5,905   1,000,000    5,637   1,000,000
     2            33,364    16,979   1,000,000   16,447   1,000,000
     3            51,307    27,784   1,000,000   26,992   1,000,000
     4            70,147    38,302   1,000,000   37,254   1,000,000
     5            89,930    48,512   1,000,000   47,212   1,000,000
     6           110,701    59,988   1,000,000   58,439   1,000,000
     7           132,511    71,082   1,000,000   69,287   1,000,000
     8           155,412    81,765   1,000,000   79,728   1,000,000
     9           179,457    92,003   1,000,000   89,726   1,000,000
    10           204,705    101,752  1,000,000   99,238   1,000,000
    11           231,215    114,373  1,000,000  109,481   1,000,000
    12           259,051    126,818  1,000,000  119,144   1,000,000
    13           288,279    139,081  1,000,000  128,139   1,000,000
    14           318,968    151,144  1,000,000  136,362   1,000,000
    15           351,191    163,000  1,000,000  143,695   1,000,000
    16           385,026    174,630  1,000,000  150,001   1,000,000
    17           420,552    185,974  1,000,000  155,138   1,000,000
    18           457,855    197,038  1,000,000  158,938   1,000,000
    19           497,022    207,831  1,000,000  161,216   1,000,000
    20           538,148    218,359  1,000,000  161,750   1,000,000

    25           724,270    263,445  1,000,000  125,579   1,000,000
    30         1,014,302    285,807  1,000,000        0           0
--------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

               PREMIUMS       CURRENT CHARGES*    GUARANTEED CHARGES**
  END OF     ACCUMULATED    ------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT     DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR       VALUE     BENEFIT    VALUE     BENEFIT
----------------------------------------------------------------------
     1            7,875         3,592  1,000,000    3,228   1,000,000
     2           16,144         9,643  1,000,000    8,876   1,000,000
     3           24,826        16,213  1,000,000   15,002   1,000,000
     4           33,942        23,333  1,000,000   21,632   1,000,000
     5           43,514        31,031  1,000,000   28,789   1,000,000
     6           53,565        40,534  1,000,000   37,693   1,000,000
     7           64,118        50,797  1,000,000   47,294   1,000,000
     8           75,199        61,861  1,000,000   57,626   1,000,000
     9           86,834        73,767  1,000,000   68,721   1,000,000
    10           99,051        86,549  1,000,000   80,605   1,000,000
    11          111,878       103,060  1,000,000   93,838   1,000,000
    12          125,347       121,316  1,000,000  107,964   1,000,000
    13          139,490       141,514  1,000,000  123,029   1,000,000
    14          154,339       163,850  1,000,000  139,025   1,000,000
    15          169,931       188,552  1,000,000  155,942   1,000,000
    16          186,303       215,861  1,000,000  173,757   1,000,000
    17          203,493       246,010  1,000,000  192,446   1,000,000
    18          221,543       279,326  1,000,000  211,980   1,000,000
    19          240,495       316,176  1,000,000  232,327   1,000,000
    20          260,394       356,970  1,000,000  253,437   1,000,000

    25          375,851       634,935  1,000,000  366,725   1,000,000
    30          523,206     1,104,324  1,159,540  477,313   1,000,000
----------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

               PREMIUMS      CURRENT CHARGES*   GUARANTEED CHARGES**
  END OF     ACCUMULATED    ----------------------------------------
  POLICY    AT 5% INTEREST  ACCOUNT    DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR      VALUE    BENEFIT    VALUE     BENEFIT
--------------------------------------------------------------------
     1            7,875      3,371   1,000,000    3,017   1,000,000
     2           16,144      8,862   1,000,000    8,139   1,000,000
     3           24,826     14,491   1,000,000   13,383   1,000,000
     4           33,942     20,240   1,000,000   18,729   1,000,000
     5           43,514     26,087   1,000,000   24,155   1,000,000
     6           53,565     33,160   1,000,000   30,788   1,000,000
     7           64,118     40,321   1,000,000   37,489   1,000,000
     8           75,199     47,537   1,000,000   44,223   1,000,000
     9           86,834     54,766   1,000,000   50,946   1,000,000
    10           99,051     61,949   1,000,000   57,600   1,000,000
    11          111,878     71,804   1,000,000   64,625   1,000,000
    12          125,347     82,038   1,000,000   71,446   1,000,000
    13          139,490     92,659   1,000,000   77,950   1,000,000
    14          154,339     103,673  1,000,000   83,996   1,000,000
    15          169,931     115,140  1,000,000   89,422   1,000,000
    16          186,303     127,059  1,000,000   94,035   1,000,000
    17          203,493     139,386  1,000,000   97,626   1,000,000
    18          221,543     152,147  1,000,000   99,955   1,000,000
    19          240,495     165,369  1,000,000  100,737   1,000,000
    20          260,394     179,082  1,000,000   99,623   1,000,000

    25          375,851     250,882  1,000,000   46,289   1,000,000
    30          523,206     318,971  1,000,000        0           0
--------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

               PREMIUMS      CURRENT CHARGES*   GUARANTEED CHARGES**
  END OF     ACCUMULATED    ----------------------------------------
  POLICY    AT 5% INTEREST  ACCOUNT    DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR      VALUE    BENEFIT    VALUE     BENEFIT
--------------------------------------------------------------------
     1            7,875      3,150   1,000,000    2,808   1,000,000
     2           16,144      8,109   1,000,000    7,429   1,000,000
     3           24,826     12,889   1,000,000   11,878   1,000,000
     4           33,942     17,472   1,000,000   16,134   1,000,000
     5           43,514     21,832   1,000,000   20,171   1,000,000
     6           53,565     27,053   1,000,000   25,074   1,000,000
     7           64,118     31,975   1,000,000   29,682   1,000,000
     8           75,199     36,562   1,000,000   33,959   1,000,000
     9           86,834     40,775   1,000,000   37,866   1,000,000
    10           99,051     44,560   1,000,000   41,348   1,000,000
    11          111,878     50,579   1,000,000   44,824   1,000,000
    12          125,347     56,451   1,000,000   47,728   1,000,000
    13          139,490     62,165   1,000,000   49,959   1,000,000
    14          154,339     67,705   1,000,000   51,394   1,000,000
    15          169,931     73,060   1,000,000   51,892   1,000,000
    16          186,303     78,206   1,000,000   51,292   1,000,000
    17          203,493     83,077   1,000,000   49,416   1,000,000
    18          221,543     87,677   1,000,000   46,060   1,000,000
    19          240,495     92,012   1,000,000   40,995   1,000,000
    20          260,394     96,088   1,000,000   33,942   1,000,000

    25          375,851     107,333  1,000,000        0           0
    30          523,206     88,418   1,000,000        0           0
--------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Financial Statements
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond        Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 7,514,382
  Cost $7,915,494
  ........................................................................................................................
    Market Value                    $7,990,373  $        --  $        --  $        --  $        --  $       -- $        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 5,294,047
  Cost $34,679,305
  ........................................................................................................................
    Market Value                            --   32,906,774           --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 31,594,607
  Cost $31,594,607
  ........................................................................................................................
    Market Value                            --           --   31,594,607           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 7,949,249
  Cost $22,674,211
  ........................................................................................................................
    Market Value                            --           --           --   21,567,481           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 3,745,296
  Cost $21,015,095
  ........................................................................................................................
    Market Value                            --           --           --           --   23,650,071          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,003,299
  Cost $1,081,666
  ........................................................................................................................
    Market Value                            --           --           --           --           --   1,101,616          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,625,511
  Cost $35,192,153
  ........................................................................................................................
    Market Value                            --           --           --           --           --          --  39,243,361
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,894,076
  Cost $5,970,516
  ........................................................................................................................
    Market Value                            --           --           --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                     20,520       76,469      206,964       76,630      222,713       3,040     630,903
  ........................................................................................................................
 Receivable from fund shares sold           --           --           --           --           --          --          --
  ........................................................................................................................
 Total Assets                        8,010,893   32,983,243   31,801,571   21,644,111   23,872,784   1,104,656  39,874,264
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --           --           --           --           --          --          --
  ........................................................................................................................
 Payable for fund shares purchased      20,553       76,402      203,021       76,596      222,869       3,043     631,594
  ........................................................................................................................
 TOTAL LIABILITIES                      20,553       76,402      203,021       76,596      222,869        3043     631,594
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $7,990,340  $32,906,841  $31,598,550  $21,567,515  $23,649,915  $1,101,613 $39,242,670
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         5,107,956    8,994,897   22,110,371    8,000,325    5,821,905     708,325  11,141,646
  ........................................................................................................................
 Unit Values                        $ 1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 -----------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 7,514,382
  Cost $7,915,494
  ................................
    Market Value                    $       --
 ---------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 5,294,047
  Cost $34,679,305
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 31,594,607
  Cost $31,594,607
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 7,949,249
  Cost $22,674,211
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 3,745,296
  Cost $21,015,095
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,003,299
  Cost $1,081,666
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,625,511
  Cost $35,192,153
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,894,076
  Cost $5,970,516
  ................................
    Market Value                     5,674,413
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                    724,351
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        6,398,764
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased     724,458
  ................................
 TOTAL LIABILITIES                     724,458
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $5,674,306
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,717,349
  ................................
 Unit Values                        $ 2.088177
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000             Dividend     Growth      International   Small       MidCap      Fidelity VIP   Fidelity
                                and Growth   and Income  Advisers        Company     Fund        Equity-Income  VIP
                                Fund         Fund        Fund            Fund        Sub-Account Portfolio      Overseas
                                Sub-Account  Sub-Account Sub-Account     Sub-Account             Sub-Account    Portfolio
                                                                                                                Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 5,186,170
  Cost $10,813,960
  ........................................................................................................................
    Market Value                $10,649,318  $       --    $       --    $       --  $       --    $       --   $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 2,961,844
  Cost $4,038,772
  ........................................................................................................................
    Market Value                         --   4,261,042            --            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 386,985
  Cost $487,391
  ........................................................................................................................
    Market Value                         --          --       475,840            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,808,038
  Cost $3,552,000
  ........................................................................................................................
    Market Value                         --          --            --     3,447,890          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,823,096
  Cost $6,033,426
  ........................................................................................................................
    Market Value                         --          --            --            --   7,411,236            --           --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 244,344
  Cost $5,878,670
  ........................................................................................................................
    Market Value                         --          --            --            --          --     5,996,190           --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 190,098
  Cost $4,183,903
  ........................................................................................................................
    Market Value                         --          --            --            --          --            --    4,136,542
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 165,358
  Cost $2,832,037
  ........................................................................................................................
    Market Value                         --          --            --            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company           4,242      43,308         2,372        93,067     252,603            --           14
  ........................................................................................................................
 Receivable from fund shares
  sold                                   --          --            --            --          --         1,188           --
  ........................................................................................................................
 Total Assets                    10,653,560   4,304,350       478,212     3,540,957   7,663,839     5,997,378    4,136,556
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              --          --            --            --          --         1,326           --
  ........................................................................................................................
 Payable for fund shares
  purchased                           4,263      43,328         2,375        93,078     252,610            --           --
  ........................................................................................................................
 TOTAL LIABILITIES                    4,263      43,328         2,375        93,078     252,610         1,326           --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $10,649,297  $4,261,022    $  475,837    $3,447,879  $7,411,229    $5,996,052   $4,136,556
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants      4,132,024   2,994,553       402,202     1,967,006   3,321,369     2,760,780    2,153,983
  ........................................................................................................................
 Unit Values                    $  2.577259  $ 1.422924    $ 1.183079    $ 1.752856  $ 2.231378    $ 2.171869   $ 1.920422
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000             Fidelity
                                VIP II
                                Asset
                                Manager
                                Portfolio
                                Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 5,186,170
  Cost $10,813,960
  ............................
    Market Value                $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 2,961,844
  Cost $4,038,772
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 386,985
  Cost $487,391
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,808,038
  Cost $3,552,000
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,823,096
  Cost $6,033,426
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 244,344
  Cost $5,878,670
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 190,098
  Cost $4,183,903
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 165,358
  Cost $2,832,037
  ............................
    Market Value                 2,751,550
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company             --
  ............................
 Receivable from fund shares
  sold                                  --
  ............................
 Total Assets                    2,751,550
  ............................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              3
  ............................
 Payable for fund shares
  purchased                             --
  ............................
 TOTAL LIABILITIES                       3
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $2,751,547
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants     1,415,440
  ............................
 Unit Values                    $ 1.943951
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital       Mortgage     Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation  Securities   Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund          Fund         Sub-Account
                                                              Sub-Account               Sub-Account   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 38,669    $    7,409   $1,250,566   $   40,704    $    7,511     $ 6,896     $   3,610
  ............................................................................................................................
  Capital gains income                     --     3,059,824         (739)   1,620,074     2,481,806          --       338,727
  ............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions              26,463       (14,799)          --      (29,127)     (104,658)        178        (3,364)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 484,317    (3,803,357)          --   (1,562,856)      340,063      52,654      (841,310)
  ............................................................................................................................
  Net gain (loss) on investments      510,780    (3,818,156)          --   (1,591,983)      235,405      52,832      (844,674)
 -----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $549,449    $ (750,923)  $1,249,827   $   68,795    $2,724,722     $59,728     $(502,337)
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    29,701
  ................................
  Capital gains income                  475,725
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               128,103
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,055,552)
  ................................
  Net gain (loss) on investments       (927,449)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (422,023)
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International  Small        MidCap       Fidelity VIP   Fidelity
 September 30, 2000                 and Growth   and Income   Advisers       Company      Fund         Equity-Income  VIP
                                    Fund         Fund         Fund           Fund         Sub-Account  Portfolio      Overseas
                                    Sub-Account  Sub-Account  Sub-Account    Sub-Account               Sub-Account    Portfolio
                                                                                                                      Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   7,056     $   172      $  4,149      $      --   $       --      $ 62,505     $  37,000
  ...............................................................................................................................
  Capital gains income                 774,909      35,805        22,479        317,699      206,296       235,484       233,002
  ...............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...............................................................................................................................
  Net realized (loss) gain on
    security transactions              (25,891)     (1,883)        3,557        (60,034)       4,408         8,573        46,578
  ...............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (260,045)     20,238       (47,020)      (441,236)     996,812        11,852      (530,125)
  ...............................................................................................................................
  Net gain (loss) on investments      (285,936)     18,355       (43,463)      (501,270)   1,001,220        20,425      (483,547)
 --------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $ 496,029     $54,332      $(16,835)     $(183,571)  $1,207,516      $318,414     $(213,545)
 --------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  59,726
  ................................
  Capital gains income                140,711
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              (7,282)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (180,578)
  ................................
  Net gain (loss) on investments     (187,860)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  12,577
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   38,669  $     7,409  $ 1,250,566  $    40,704  $     7,511  $    6,896 $     3,610
  ........................................................................................................................
  Capital gains income                      --    3,059,824         (739)   1,620,074    2,481,806          --     338,727
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions               26,463      (14,799)          --      (29,127)    (104,658)        178      (3,364)
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  484,317   (3,803,357)          --   (1,562,856)     340,063      52,654    (841,310)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         549,449     (750,923)   1,249,827       68,795    2,724,722      59,728    (502,337)
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,419,321    5,005,928   89,228,782    3,284,964    3,394,462     124,742   4,918,736
  ........................................................................................................................
  Net transfers                        389,234   11,310,878  (89,798,781)   5,805,901    8,055,227     329,715   9,526,065
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                          (166,647)    (724,352)    (220,909)    (594,986)    (418,028)     (6,205)    (722,957)
  ........................................................................................................................
  Net loan withdrawals                    (498)     (48,818)    (246,159)     (12,269)     (13,190)         --     (11,162)
  ........................................................................................................................
  Cost of insurance                   (308,805)  (1,629,859)  (3,778,178)  (1,175,470)  (1,018,489)    (29,601)  (1,315,478)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,332,605   13,913,777   (4,815,245)   7,308,140    9,999,982     418,651  12,395,204
  ........................................................................................................................
  Total increase (decrease) in net
    assets                           1,882,054   13,162,854   (3,565,418)   7,376,935   12,724,704     478,379  11,892,867
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                6,108,286   19,743,987   35,163,968   14,190,580   10,925,211     623,234  27,349,803
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $7,990,340  $32,906,841  $31,598,550  $21,567,515  $23,649,915  $1,101,613 $39,242,670
 -------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 -------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   29,701
  ................................
  Capital gains income                 475,725
  ................................
  Net realized gain (loss) on
    security transactions              128,103
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period               (1,055,552)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (422,023)
  ................................
 UNIT TRANSACTIONS:
  Purchases                            701,331
  ................................
  Net transfers                      2,643,195
  ................................
  Surrenders for benefit payments
    and fees                           (93,986)
  ................................
  Net loan withdrawals                 (18,397)
  ................................
  Cost of insurance                   (187,945)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     3,044,198
  ................................
  Total increase (decrease) in net
    assets                           2,622,175
  ................................
 NET ASSETS:
  Beginning of period                3,052,131
 -------------------------------------------------------------------------
  END OF PERIOD                     $5,674,306
 -------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International   Small       MidCap      Fidelity VIP  Fidelity
 September 30, 2000                 and Growth   and Income   Advisers        Company     Fund        Equity-Income VIP
                                    Fund         Fund         Fund            Fund        Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account  Sub-Account     Sub-Account             Sub-Account   Portfolio
                                                                                                                    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $     7,056  $      172      $  4,149     $       --  $       --   $   62,505   $   37,000
  ............................................................................................................................
  Capital gains income                  774,909      35,805        22,479        317,699     206,296      235,484      233,002
  ............................................................................................................................
  Net realized (loss) gain on
    security transactions               (25,891)     (1,883)        3,557        (60,034)      4,408        8,573       46,578
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (260,045)     20,238       (47,020)      (441,236)    996,812       11,852     (530,125)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          496,029      54,332       (16,835)      (183,571)  1,207,516      318,414     (213,545)
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,683,743     443,409        72,525        521,781     632,345    1,147,605      350,805
  ............................................................................................................................
  Net transfers                       2,577,823   1,884,807       184,552      2,015,679   3,771,845    1,394,607    2,207,599
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (191,278)    (44,688)       (9,615)       (17,036)    (73,941)    (116,176)     (60,874)
  ............................................................................................................................
  Net loan withdrawals                   (9,476)    (11,044)           --         (8,799)     (9,099)     (22,320)         (39)
  ............................................................................................................................
  Cost of insurance                    (362,741)   (211,119)      (17,135)      (173,961)   (285,913)    (268,584)    (136,408)
  ............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      3,698,071   2,061,365       230,327      2,337,664   4,035,237    2,135,132    2,361,083
  ............................................................................................................................
  Total increase in net assets        4,194,100   2,115,697       213,492      2,154,093   5,242,753    2,453,546    2,147,538
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 6,455,197   2,145,325       262,345      1,293,786   2,168,476    3,542,506    1,989,018
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,649,297  $4,261,022      $475,837     $3,447,879  $7,411,229   $5,996,052   $4,136,556
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   59,726
  ................................
  Capital gains income                 140,711
  ................................
  Net realized (loss) gain on
    security transactions               (7,282)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (180,578)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          12,577
  ................................
 UNIT TRANSACTIONS:
  Purchases                            257,110
  ................................
  Net transfers                      1,045,311
  ................................
  Surrenders for benefit payments
    and fees                          (292,178)
  ................................
  Net loan withdrawals                      --
  ................................
  Cost of insurance                    (82,276)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       927,967
  ................................
  Total increase in net assets         940,544
  ................................
 NET ASSETS:
  Beginning of period                1,811,003
 -------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,751,547
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global     Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth     and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 53,737
  Cost $676,738
  ........................................................................................................................
    Market Value:                    $603,461     $      --    $     --   $       --   $       -- $        --  $       --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 72,469
  Cost $724,439
  ........................................................................................................................
    Market Value:                          --       668,164          --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 54,369
  Cost $550,851
  ........................................................................................................................
    Market Value:                          --            --     567,073           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 80,109
  Cost $1,424,352
  ........................................................................................................................
    Market Value:                          --            --          --    1,377,082           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 391,945
  Cost $8,586,251
  ........................................................................................................................
    Market Value:                          --            --          --           --    8,548,311          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 672,947
  Cost $17,627,510
  ........................................................................................................................
    Market Value:                          --            --          --           --           --  16,689,093          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 170,361
  Cost $2,079,288
  ........................................................................................................................
    Market Value:                          --            --          --           --           --          --   2,509,424
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   -         3,432           2           15       40,817       7,574      (1,065)
  ........................................................................................................................
 Receivable from fund shares sold     132,954            --          --           --           --          --          --
  ........................................................................................................................
 Total Assets                         736,415       671,596     567,075    1,377,097    8,589,128  16,696,667   2,510,489
  ........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                             133,025            --          --           --           --          --           -
  ........................................................................................................................
 Payable for fund shares purchased          -         3,432          --            -       41,194       7,374       1,454
  ........................................................................................................................
 TOTAL LIABILITIES                    133,025         3,432          --           --       41,194       7,374       1,454
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $603,390     $ 668,164    $567,075   $1,377,097   $8,547,934 $16,689,293  $2,509,035
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International   International   International   Investors
                                    Sub-Account  Sub-Account  Growth          Growth and      New             Sub-Account
                                                              Sub-Account     Income          Opportunities
                                                                              Sub-Account     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 511,936
  Cost $5,583,696
  .......................................................................................................................
    Market Value:                   $4,904,343   $       --     $       --      $       --      $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 231,713
  Cost $2,966,496
  .......................................................................................................................
    Market Value:                           --    2,836,164             --              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 220,398
  Cost $4,213,319
  .......................................................................................................................
    Market Value:                           --           --      3,980,394              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 145,826
  Cost $1,953,064
  .......................................................................................................................
    Market Value:                           --           --             --       1,859,287              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 194,967
  Cost $3,628,350
  .......................................................................................................................
    Market Value:                           --           --             --              --       3,285,202            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 301,733
  Cost $4,198,515
  .......................................................................................................................
    Market Value:                           --           --             --              --              --     4,384,188
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,865,766
  Cost $1,865,766
  .......................................................................................................................
    Market Value:                           --           --             --              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  407            5         55,704              --           1,535         1,279
  .......................................................................................................................
 Receivable from fund shares sold           --           --             --              --              --            --
  .......................................................................................................................
 Total Assets                        4,904,750    2,836,169      4,036,098       1,859,287       3,286,737     4,385,467
  .......................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --             --              11              --            --
  .......................................................................................................................
 Payable for fund shares purchased         387           --         55,212              --           1,625         1,255
  .......................................................................................................................
 TOTAL LIABILITIES                         387           --         55,212              11           1,625         1,255
 ------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $4,904,363   $2,836,169     $3,980,886      $1,859,276      $3,285,112    $4,384,212
 ------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 Money
                                    Market
                                    Sub-Account

 --------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 511,936
  Cost $5,583,696
  ................................
    Market Value:                    $       --
 ------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 231,713
  Cost $2,966,496
  ................................
    Market Value:                            --
 --------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 220,398
  Cost $4,213,319
  ................................
    Market Value:                            --
 ----------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 145,826
  Cost $1,953,064
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 194,967
  Cost $3,628,350
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 301,733
  Cost $4,198,515
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,865,766
  Cost $1,865,766
  ................................
    Market Value:                     1,865,766
 ------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold         8,683
  ................................
 Total Assets                         1,874,449
  ................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                 8,401
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        8,401
 ------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $1,866,048
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New             New Value   OTC &       Utilities   Vista        Voyager
                                    Opportunities   Sub-Account Emerging    Growth      Sub-Account  Sub-Account
                                    Sub-Account                 Growth      and Income
                                                                Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 248,033
  Cost $8,610,079
  ..............................................................................................................
    Market Value:                    $10,409,949    $       --  $       --  $       --  $       --   $        --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 153,610
  Cost $1,823,205
  ..............................................................................................................
    Market Value:                             --     1,894,009          --          --          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 121,450
  Cost $2,395,820
  ..............................................................................................................
    Market Value:                             --            --   2,252,891          --          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 122,181
  Cost $2,034,678
  ..............................................................................................................
    Market Value:                             --            --          --   2,161,388          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 139,778
  Cost $3,056,914
  ..............................................................................................................
    Market Value:                             --            --          --          --   3,465,099            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 364,702
  Cost $19,441,087
  ..............................................................................................................
    Market Value:                             --            --          --          --          --    20,864,578
 ---------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                     --           136         655       4,226      12,573        37,843
  ..............................................................................................................
 Receivable from fund shares sold        191,561            --          --          --          --            --
  ..............................................................................................................
 Total Assets                         10,601,510     1,894,145   2,253,546   2,165,614   3,477,672    20,902,421
  ..............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                191,149            --          --          --          --            --
  ..............................................................................................................
 Payable for fund shares purchased            --            --          --       4,290      12,177        34,539
  ..............................................................................................................
 TOTAL LIABILITIES                       191,149            --          --       4,290      12,177        34,539
 ---------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $10,410,361    $1,894,145  $2,253,546  $2,161,324  $3,465,495   $20,867,882
 ---------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                            Units         Unit        Contract
                                               Owned by      Price       Liability
                                               Participants
 ------------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                         40,400    $14.935338  $   603,390
  ...................................................................................
  Diversified Income Fund                          50,953     13.113302      668,164
  ...................................................................................
  George Putnam Fund of Boston                     51,363     11.040569      567,075
  ...................................................................................
  Global Asset Allocation Fund                     60,359     22.815002    1,377,097
  ...................................................................................
  Global Growth Fund                              259,185     32.980056    8,547,934
  ...................................................................................
  Growth and Income Fund                          620,729     26.886600   16,689,293
  ...................................................................................
  Health Sciences Fund                            165,596     15.151502    2,509,035
  ...................................................................................
  High Yield Fund                                 304,351     16.114172    4,904,363
  ...................................................................................
  Income Fund                                     187,848     15.098227    2,836,169
  ...................................................................................
  International Growth Fund                       275,242     14.463235    3,980,886
  ...................................................................................
  International Growth and Income Fund            156,999     11.842557    1,859,276
  ...................................................................................
  International New Opportunities Fund            219,783     14.947040    3,285,112
  ...................................................................................
  Investors Fund                                  314,281     13.949961    4,384,212
  ...................................................................................
  Money Market Fund                             1,315,863      1.418117    1,866,048
  ...................................................................................
  New Opportunities Fund                          260,454     39.970028   10,410,361
  ...................................................................................
  New Value Fund                                  159,245     11.894540    1,894,145
  ...................................................................................
  OTC & Emerging Growth Fund                      112,430     20.043914    2,253,546
  ...................................................................................
  Utilities Growth and Income Fund                 87,628     24.664702    2,161,324
  ...................................................................................
  Vista Fund                                      176,299     19.656868    3,465,495
  ...................................................................................
  Voyager Fund                                    466,936     44.691134   20,867,882
  ...................................................................................
 GRAND TOTAL:                                                            $95,130,807
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  27,228    $ 42,580    $    --     $ 12,034   $    52,321 $  219,766    $     --
  ......................................................................................................................
  Capital gains income                      --          --         --       62,848     1,303,909  1,034,713          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions                  994       1,202        (15)          54       (35,632)    (26,064)   (10,267)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (299,791)    (37,982)    23,766      (93,212)   (2,738,089)   (542,870)   401,443
  ......................................................................................................................
  Net (loss) gain on investments      (298,797)    (36,780)    23,751      (93,158)   (2,773,721)   (568,934)   391,176
 -----------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(271,569)   $  5,800    $23,751     $(18,276)  $(1,417,491) $  685,545   $391,176
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International   International   International   Investors
 September 30, 2000                 Sub-Account   Sub-Account Growth          Growth and      New             Sub-Account
                                                              Sub-Account     Income          Opportunities
                                                                              Sub-Account     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 466,428     $183,713     $  40,512       $  32,920       $     471      $      --
  .......................................................................................................................
  Capital gains income                      --           --       175,715          72,162          44,254             --
 ------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (7,217)     (11,048)       14,964          25,712         231,244         (9,911)
  .......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (571,009)     (42,201)     (503,625)       (133,232)       (534,588)      (129,450)
  .......................................................................................................................
  Net (loss) gain on investments      (578,226)     (53,249)     (488,661)       (107,520)       (303,344)      (139,361)
 ------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(111,798)    $130,464     $(272,434)      $  (2,438)      $(258,619)     $(139,361)
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Money
 September 30, 2000                 Market
                                    Sub-Account

 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   98,605
  ................................
  Capital gains income                       --
 ----------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions                    --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                        --
  ................................
  Net (loss) gain on investments             --
 ------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $   98,605
 --------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New            New          OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities  Value        Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account    Sub-Account  Growth      and
                                                                Sub-Account Income
                                                                            Sub-Account
 -------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $      --     $ 13,729    $      --   $ 44,777    $     --   $     4,464
  ............................................................................................................
  Capital gains income                  585,307       48,619       12,177     79,045      15,030     1,894,262
 -------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................
  Net realized (loss) gain on
    security transactions              (101,488)      (5,820)     (15,039)   (16,860)    (20,259)        1,416
  ............................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (298,837)      87,169     (352,082)   119,606     265,990    (2,334,093)
  ............................................................................................................
  Net (loss) gain on investments       (400,325)      81,349     (367,121)   102,746     245,731    (2,332,677)
 -------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $ 184,982     $143,697    $(354,944)  $226,568    $260,761   $  (433,951)
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global       Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth       and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 27,228     $  42,580     $     --     $   12,034    $   52,321  $   219,766  $       --
  .............................................................................................................................
  Capital gains income                     --            --           --         62,848     1,303,909    1,034,713          --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions                 994         1,202          (15)            54       (35,632)     (26,064)    (10,267)
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (299,791)      (37,982)      23,766        (93,212)   (2,738,089)    (542,870)    401,443
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                       (271,569)        5,800       23,751        (18,276)   (1,417,491)     685,545     391,176
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            82,533        51,287       89,619        181,242     1,867,759    2,689,788     263,170
  .............................................................................................................................
  Net transfers                        63,445       153,866      235,062        647,733     1,028,982    4,697,316   1,409,194
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (9,343)      (89,908)     (10,095)       (14,905)     (457,308)    (306,181)    (64,926)
  .............................................................................................................................
  Net loan activity                        --            --           --             --       (18,965)      (5,793)        (18)
  .............................................................................................................................
  Cost of insurance                   (29,558)      (31,555)     (29,554)       (45,757)     (293,928)    (745,281)    (98,454)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      107,077        83,690      285,032        768,313     2,126,540    6,329,849   1,508,966
  .............................................................................................................................
  Total (decrease) increase in net
    assets                           (164,492)       89,490      308,783        750,037       709,049    7,015,394   1,900,142
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 767,882       578,674      258,292        627,060     7,838,885    9,673,899     608,893
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $603,390     $ 668,164     $567,075     $1,377,097    $8,547,934  $16,689,293  $2,509,035
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield   Income        International   International    International Investors
 September 30, 2000                 Sub-Account  Sub-Account   Growth          Growth and       New           Sub-Account
                                                               Sub-Account     Income           Opportunities
                                                                               Sub-Account      Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  466,428    $  183,713     $   40,512      $   32,920      $      471   $       --
  .......................................................................................................................
  Capital gains income                      --            --        175,715          72,162          44,254           --
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (7,217)      (11,048)        14,964          25,712         231,244       (9,911)
  .......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (571,009)      (42,201)      (503,625)       (133,232)       (534,588)    (129,450)
  .......................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        (111,798)      130,464       (272,434)         (2,438)       (258,619)    (139,361)
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            660,989       424,515        543,168         162,724         160,642      747,207
  .......................................................................................................................
  Net transfers                        904,849       116,012      2,974,374       1,347,458       2,943,281    2,137,151
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                          (103,086)     (111,646)         2,433         (17,264)        (20,699)     (71,350)
  .......................................................................................................................
  Net loan activity                     (3,862)       (8,019)        (4,947)             --             (36)          --
  .......................................................................................................................
  Cost of insurance                   (172,670)      (89,743)      (236,632)        (87,140)       (105,607)    (220,426)
  .......................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,286,220       331,119      3,278,396       1,405,778       2,977,581    2,592,582
  .......................................................................................................................
  Total increase in net assets       1,174,422       461,583      3,005,962       1,403,340       2,718,962    2,453,221
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                3,729,941     2,374,586        974,924         455,936         566,150    1,930,991
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $4,904,363    $2,836,169     $3,980,886      $1,859,276      $3,285,112   $4,384,212
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Money
 September 30, 2000                 Market
                                    Sub-Account

 ----------------------------------------------------------
 OPERATIONS:
  Net investment income             $   98,605
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions                   --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       --
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                          98,605
  ................................
 UNIT TRANSACTIONS:
  Purchases                            117,227
  ................................
  Net transfers                        401,082
  ................................
  Surrenders for benefit payments
    and fees                           (42,984)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (86,251)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       389,074
  ................................
  Total increase in net assets         487,679
  ................................
 NET ASSETS:
  Beginning of period                1,378,369
 ----------------------------------------------------------------------
  END OF PERIOD                     $1,866,048
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New             New           OTC &         Utilities  Vista        Voyager
 September 30, 2000                 Opportunities   Value         Emerging      Growth     Sub-Account  Sub-Account
                                    Sub-Account     Sub-Account   Growth        and Income
                                                                  Sub-Account   Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $        --     $   13,729    $       --   $   44,777 $       --   $     4,464
  .................................................................................................................
  Capital gains income                   585,307         48,619        12,177       79,045     15,030     1,894,262
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (101,488)        (5,820)      (15,039)     (16,860)    (20,259)       1,416
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   (298,837)        87,169      (352,082)     119,606    265,990    (2,334,093)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                           184,982        143,697      (354,944)     226,568    260,761      (433,951)
  .................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,355,586        250,944       264,746      508,388    173,596     2,783,437
  .................................................................................................................
  Net transfers                        4,031,551        877,026     1,990,616      285,523  2,442,307     8,104,533
  .................................................................................................................
  Surrenders for benefit payments
    and fees                            (399,833)       (18,080)      (80,381)     (24,901)    (83,445)    (610,462)
  .................................................................................................................
  Net loan activity                      (35,150)            (8)       (6,794)         (71)     (8,887)     (47,515)
  .................................................................................................................
  Cost of insurance                     (503,463)       (84,963)     (118,140)     (70,565)    (80,000)    (886,786)
  .................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       4,448,691      1,024,919     2,050,047      698,374  2,443,571     9,343,207
  .................................................................................................................
  Total increase in net assets         4,633,673      1,168,616     1,695,103      924,942  2,704,332     8,909,256
  .................................................................................................................
 NET ASSETS:
  Beginning of period                  5,776,688        725,529       558,443    1,236,382    761,163    11,958,626
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $10,410,361     $1,894,145    $2,253,546   $2,161,324 $3,465,495   $20,867,882
 ------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund    Stock Fund   Money        Advisers     Capital     Mortgage     Index Fund
                                    Sub-Account  Sub-Account  Market Fund  Fund         Appreciation Securities  Sub-Account
                                                              Sub-Account  Sub-Account  Fund        Fund
                                                                                        Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 6,146,042
  Cost $6,517,756
  ..........................................................................................................................
    Market Value                    $6,108,317   $        --  $        --  $        --  $        -- $       --   $        --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 2,762,395
  Cost $17,713,082
  ..........................................................................................................................
    Market Value                            --    19,743,908           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 35,162,986
  Cost $35,162,986
  ..........................................................................................................................
    Market Value                            --            --   35,162,986           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 4,786,407
  Cost $13,734,488
  ..........................................................................................................................
    Market Value                            --            --           --   14,190,615           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 1,792,395
  Cost $8,630,428
  ..........................................................................................................................
    Market Value                            --            --           --           --   10,925,342         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 599,557
  Cost $655,939
  ..........................................................................................................................
    Market Value                            --            --           --           --           --    623,234            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 6,529,463
  Cost $22,457,967
  ..........................................................................................................................
    Market Value                            --            --           --           --           --         --    27,350,486
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 1,627,053
  Cost $2,292,796
  ..........................................................................................................................
    Market Value                            --            --           --           --           --         --            --
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 --        54,616      463,281        2,393       28,816         --        23,192
  ..........................................................................................................................
 Receivable from fund shares sold        1,238            --           --           --           --         --            --
  ..........................................................................................................................
 Total Assets                        6,109,555    19,798,524   35,626,267   14,193,008   10,954,158    623,234    27,373,678
  ..........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                      1,269            --           --           --           --         --            --
  ..........................................................................................................................
 Payable for fund shares purchased          --        54,537      462,299        2,428       28,947         --        23,875
  ..........................................................................................................................
 Total Liabilities                       1,269        54,537      462,299        2,428       28,947         --        23,875
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,108,286   $19,743,987  $35,163,968  $14,190,580  $10,925,211 $  623,234   $27,349,803
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         4,197,044     5,253,119   25,709,955    5,287,048    3,222,333    426,305     7,630,809
 Unit Values                        $ 1.455378   $  3.758526  $  1.367718  $  2.684027  $  3.390466 $ 1.461942   $  3.584129
 ---------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS:
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 6,146,042
  Cost $6,517,756
  ................................
    Market Value                    $       --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 2,762,395
  Cost $17,713,082
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 35,162,986
  Cost $35,162,986
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 4,786,407
  Cost $13,734,488
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 1,792,395
  Cost $8,630,428
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 599,557
  Cost $655,939
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 6,529,463
  Cost $22,457,967
  ................................
    Market Value                            --
 ---------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 1,627,053
  Cost $2,292,796
  ................................
    Market Value                     3,052,245
 ---------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                 --
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        3,052,245
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                        114
  ................................
 Payable for fund shares purchased          --
  ................................
 Total Liabilities                         114
 ---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $3,052,131
 ---------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         1,284,374
 Unit Values                        $ 2.376357
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Dividend     Growth and   International Small      MidCap Fund  Fidelity   Fidelity
                                    and Growth   Income Fund  Advisers     Company     Sub-Account  VIP        VIP
                                    Fund         Sub-Account  Fund         Fund                     Equity-    Overseas
                                    Sub-Account               Sub-Account  Sub-Account              Income     Portfolio
                                                                                                    Portfolio  Sub-Account
                                                                                                    Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 3,004,060
  Cost $6,359,805
  ........................................................................................................................
    Market Value                    $6,455,208   $       --    $      --   $      --   $       --   $       -- $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 1,498,531
  Cost $1,943,326
  ........................................................................................................................
    Market Value                            --    2,145,358           --          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 187,834
  Cost $226,878
  ........................................................................................................................
    Market Value                            --           --      262,345          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 591,371
  Cost $956,662
  ........................................................................................................................
    Market Value                            --           --           --   1,293,787           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,055,994
  Cost $1,787,486
  ........................................................................................................................
    Market Value                            --           --           --          --    2,168,483           --         --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 137,789
  Cost $3,436,883
  ........................................................................................................................
    Market Value                            --           --           --          --           --    3,542,551         --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 72,487
  Cost $1,506,287
  ........................................................................................................................
    Market Value                            --           --           --          --           --           --  1,989,051
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 97,000
  Cost $1,710,904
  ........................................................................................................................
    Market Value                            --           --           --          --           --           --         --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                577        2,326           --       6,539        7,866        5,465      8,224
  ........................................................................................................................
 Receivable from fund shares sold           --           --           --          --           --           --         --
  ........................................................................................................................
 Total Assets                        6,455,785    2,147,684      262,345   1,300,326    2,176,349    3,548,016  1,997,275
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --           --           --          --           --           --         --
  ........................................................................................................................
 Payable for fund shares purchased         588        2,359           --       6,540        7,873        5,510      8,257
  ........................................................................................................................
 TOTAL LIABILITIES                         588        2,359           --       6,540        7,873        5,510      8,257
  ........................................................................................................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,455,197   $2,145,325    $ 262,345   $1,293,786  $2,168,476   $3,542,506 $1,989,018
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,634,320    1,529,997      211,426     724,835    1,294,214    1,700,502    911,992
 Unit Values                        $ 2.450422   $ 1.402176    $1.240838   $1.784939   $ 1.675516   $ 2.083213 $ 2.180961
 -------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Fidelity
                                    VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ----------------------------------------------------------
 ASSETS:
 Investments:
 ----------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 3,004,060
  Cost $6,359,805
  ................................
    Market Value                    $       --
 ----------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND, INC. - CLASS IA
  Shares 1,498,531
  Cost $1,943,326
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 187,834
  Cost $226,878
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 591,371
  Cost $956,662
  ................................
    Market Value                            --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,055,994
  Cost $1,787,486
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 137,789
  Cost $3,436,883
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 72,487
  Cost $1,506,287
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 97,000
  Cost $1,710,904
  ................................
    Market Value                     1,810,995
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                303
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        1,811,298
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased         295
  ................................
 TOTAL LIABILITIES                         295
  ................................
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,811,003
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants           930,804
 Unit Values                        $ 1.945633
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund   Money       Advisers     Capital    Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account  Market      Fund         Appreciation Securities Sub-Account
                                                              Fund        Sub-Account  Fund       Fund
                                                              Sub-Account              Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 333,423   $  131,640    $800,903    $ 289,143   $   32,940 $   34,905   $  240,349
  ........................................................................................................................
  Capital gains income                  13,422      523,019         257      362,974      255,982     --          235,278
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions              (10,936)      (1,322)         --          201      (11,561)        (16)     (2,132)
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (395,236)   1,470,668          --      228,460    1,988,151    (31,744)   3,270,915
  ........................................................................................................................
  Net (loss) gain on investments      (406,172)   1,469,346          --      228,661    1,976,590    (31,760)   3,268,783
 -------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $ (59,327)  $2,124,005    $801,160    $ 880,778   $2,265,512 $    3,145   $3,744,410
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   33,938
  ................................
  Capital gains income                  --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              110,868
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  695,310
  ................................
  Net (loss) gain on investments       806,178
 ------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  840,116
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market  Advisers      Capital     Mortgage     Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Fund          Fund          Appreciation Securities  Sub-Account
                                                               Sub-Account   Sub-Account   Fund        Fund
                                                                                           Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  333,423   $   131,640   $    800,903  $   289,143   $    32,940 $   34,905   $   240,349
  .............................................................................................................................
  Capital gains income                  13,422       523,019            257      362,974       255,982         --       235,278
  .............................................................................................................................
  Net realized (loss) gain on
    security transactions              (10,936)       (1,322)            --          201       (11,561)        (16)      (2,132)
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (395,236)    1,470,668             --      228,460     1,988,151    (31,744)    3,270,915
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (59,327)    2,124,005        801,160      880,778     2,265,512      3,145     3,744,410
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,116,710     3,539,905     97,498,245    2,459,695     2,036,106     39,491     3,166,528
  .............................................................................................................................
  Net transfers                      2,969,489     9,958,243    (72,516,882)   8,314,204     3,727,669    557,329    11,023,584
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (65,653)     (426,813)      (587,181)    (205,445)     (262,338)     (9,550)    (339,245)
  .............................................................................................................................
  Net loan activity                     14,226       (14,597)      (595,739)     (32,863)           (3)         --      (48,709)
  .............................................................................................................................
  Cost of insurance                   (171,351)     (629,327)    (2,417,385)    (483,197)     (313,821)    (10,668)    (624,639)
  .............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     3,863,421    12,427,411     21,381,058   10,052,394     5,187,613    576,602    13,177,519
  .............................................................................................................................
  Net increase in net assets         3,804,094    14,551,416     22,182,218   10,933,172     7,453,125    579,747    16,921,929
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                2,304,192     5,192,571     12,981,750    3,257,408     3,472,086     43,487    10,427,874
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,108,286   $19,743,987   $ 35,163,968  $14,190,580   $10,925,211 $  623,234   $27,349,803
 ------------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1999                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   33,938
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions              110,868
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  695,310
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                         840,116
  ................................
 UNIT TRANSACTIONS:
  Purchases                            585,350
  ................................
  Net transfers                        324,908
  ................................
  Surrenders for benefit payments
    and fees                           (65,954)
  ................................
  Net loan activity                      5,695
  ................................
  Cost of insurance                   (108,222)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       741,777
  ................................
  Net increase in net assets         1,581,893
  ................................
 NET ASSETS:
  Beginning of period                1,470,238
 ------------------------------------------------------------------------
  END OF PERIOD                     $3,052,131
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1999                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account   Fund         Sub-Account   Sub-Account Income      Overseas
                                    Sub-Account                Sub-Account                           Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  100,615    $    5,788    $  4,605     $       --   $      --  $   23,696   $   16,232
  ...........................................................................................................................
  Capital gains income                 118,987        13,333          --          1,692      82,187      52,380       26,180
  ...........................................................................................................................
  Net realized (loss) gain on
    security transactions                 (461)         (274)          1          2,003      (2,189)     (4,629)     112,350
  ...........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (25,993)      197,340      31,108        324,664     372,819      31,327      438,753
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          193,148       216,187      35,714        328,359     452,817     102,774      593,515
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,379,402       378,405      10,899         67,151     231,734     626,931      332,337
  ...........................................................................................................................
  Net transfers                      2,970,543     1,558,447     144,272        848,771   1,448,161   1,672,590      248,522
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                          (155,404)      (16,145)     (4,694)       (13,485)    (16,009)   (105,540)     (67,389)
  ...........................................................................................................................
  Net loan activity                     (5,150)           --          --             (4)         (4)         --           --
  ...........................................................................................................................
  Cost of insurance                   (207,847)      (34,387)     (4,204)       (21,813)    (37,372)   (126,745)     (73,427)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     3,981,544     1,886,320     146,273        880,620   1,626,510   2,067,236      440,043
  ...........................................................................................................................
  Net increase in net assets         4,174,692     2,102,507     181,987      1,208,979   2,079,327   2,170,010    1,033,558
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                2,280,505        42,818      80,358         84,807      89,149   1,372,496      955,460
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,455,197    $2,145,325    $262,345     $1,293,786   $2,168,476 $3,542,506   $1,989,018
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1999                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   13,958
  ................................
  Capital gains income                  17,680
  ................................
  Net realized (loss) gain on
    security transactions                  548
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   82,405
  ................................
  Net increase in net assets
    resulting from operations          114,591
  ................................
 UNIT TRANSACTIONS:
  Purchases                            305,467
  ................................
  Net transfers                      1,086,533
  ................................
  Surrenders for benefit payments
    and fees                           (46,507)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (37,787)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                     1,307,706
  ................................
  Net increase in net assets         1,422,297
  ................................
 NET ASSETS:
  Beginning of period                  388,706
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,811,003
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money Market  Advisers      Capital    Mortgage     Index Fund
 December 31, 1998                  Sub-Account  Sub-Account   Fund          Fund          Appreciation Securities Sub-Account
                                                               Sub-Account   Sub-Account   Fund       Fund
                                                                                           Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  106,052    $   38,074   $    178,529   $   63,199   $   17,887 $    2,575   $    79,420
  ............................................................................................................................
  Capital gains income                      --        18,418             --       11,531       30,576         --        12,992
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                  746        (2,645)            --        1,768       (3,241)       (114)      14,698
  ............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (16,930)      557,352             --      224,740      308,545        147     1,617,496
  ............................................................................................................................
  Net increase in net assets
    resulting from operations           89,868       611,199        178,529      301,238      353,767      2,608     1,724,606
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            219,212       486,207     44,552,053      332,157      483,397      7,687       443,474
  ............................................................................................................................
  Net transfers                      1,873,633     4,031,316    (32,394,672)   2,418,661    2,506,371    (37,994)    8,055,206
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (22,489)      (93,425)      (423,409)     (40,763)     (79,406)     (1,565)    (110,057)
  ............................................................................................................................
  Net loan activity                    (63,707)          (57)        (6,910)     (23,103)          --         --            --
  ............................................................................................................................
  Cost of insurance                    (39,274)      (74,817)      (362,173)     (28,973)     (51,821)     (4,367)     (60,585)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,967,375     4,349,224     11,364,889    2,657,979    2,858,541    (36,239)    8,328,038
  ............................................................................................................................
  Net increase (decrease) in net
    assets                           2,057,243     4,960,423     11,543,418    2,959,217    3,212,308    (33,631)   10,052,644
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                  246,949       232,148      1,438,332      298,191      259,778     77,118       375,230
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,304,192    $5,192,571   $ 12,981,750   $3,257,408   $3,472,086 $   43,487   $10,427,874
 -----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 International
 December 31, 1998                  Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   18,410
  ................................
  Capital gains income                  17,744
  ................................
  Net realized gain (loss) on
    security transactions                   77
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   73,152
  ................................
  Net increase in net assets
    resulting from operations          109,383
  ................................
 UNIT TRANSACTIONS:
  Purchases                            286,640
  ................................
  Net transfers                      1,011,184
  ................................
  Surrenders for benefit payments
    and fees                           (27,008)
  ................................
  Net loan activity                    (17,916)
  ................................
  Cost of insurance                    (39,292)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,213,608
  ................................
  Net increase (decrease) in net
    assets                           1,322,991
  ................................
 NET ASSETS:
  Beginning of period                  147,247
 ------------------------------------------------------------------------
  END OF PERIOD                     $1,470,238
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Dividend     Growth and    International Small        MidCap     Fidelity     Fidelity
 December 31, 1998                  and Growth   Income Fund   Advisers     Company Fund  Fund       VIP Equity-  VIP
                                    Fund         Sub-Account*  Fund         Sub-Account*  Sub-Account* Income     Overseas
                                    Sub-Account                Sub-Account*                          Portfolio    Portfolio
                                                                                                     Sub-Account  Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   33,160    $     138      $    --     $      --    $      --  $    1,864    $    540
  ...........................................................................................................................
  Capital gains income                   8,141           --           --            --           --       6,635       1,592
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                   63           21          308          (148)          19      (1,856)         89
  ...........................................................................................................................
  Net unrealized appreciation of
    investments during the period      117,405        4,692        4,361        12,462        8,178      70,207      44,647
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations.         158,769        4,851        4,669        12,314        8,197      76,850      46,868
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            250,584        1,000        1,000        10,618        1,000     213,483     152,670
  ...........................................................................................................................
  Net transfers                      1,838,934       37,221       75,134        62,509       80,559   1,066,683     770,437
  ...........................................................................................................................
  Surrenders for benefit payments
    and fees                           (49,049)        (181)        (356)         (439)        (361)    (28,144)    (16,660)
  ...........................................................................................................................
  Net loan activity                         --           --           --            --           --          --          --
  ...........................................................................................................................
  Cost of insurance                    (41,259)         (73)         (89)         (195)        (246)    (15,372)    (19,327)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,999,210       37,967       75,689        72,493       80,952   1,236,650     887,120
  ...........................................................................................................................
  Net increase in net assets         2,157,979       42,818       80,358        84,807       89,149   1,313,500     933,988
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                  122,526           --           --            --           --      58,996      21,472
 ----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,280,505    $  42,818      $80,358     $  84,807    $  89,149  $1,372,496    $955,460
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Fidelity
 December 31, 1998                  VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $  5,839
  ................................
  Capital gains income                 17,517
  ................................
  Net realized gain (loss) on
    security transactions                 (16)
  ................................
  Net unrealized appreciation of
    investments during the period      15,814
  ................................
  Net increase in net assets
    resulting from operations.         39,154
  ................................
 UNIT TRANSACTIONS:
  Purchases                            54,314
  ................................
  Net transfers                       134,602
  ................................
  Surrenders for benefit payments
    and fees                          (10,808)
  ................................
  Net loan activity                        --
  ................................
  Cost of insurance                    (5,833)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                      172,275
  ................................
  Net increase in net assets          211,429
  ................................
 NET ASSETS:
  Beginning of period                 177,277
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $388,706
 ------------------------------------------------------------------------------------------------------------------------

* From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Separate Account VL II and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1999               Asia Pacific   Diversified   The George    Global Asset   Global        Growth        Health
                                Growth         Income        Putnam Fund   Allocation     Growth        and Income    Sciences
                                Sub-Account    Sub-Account   of Boston     Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                             Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH
FUND
 Shares 44,412
 Cost $541,366
 ................................................................................................................................
   Market Value:                  $767,881      $     --      $     --       $     --     $       --    $       --     $     --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
FUND
 Shares 58,275
 Cost $596,967
 ................................................................................................................................
   Market Value:                        --       578,674            --             --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON
 Shares 25,881
 Cost $265,835
 ................................................................................................................................
   Market Value:                        --            --       258,291             --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION FUND
 Shares 31,976
 Cost $581,099
 ................................................................................................................................
   Market Value:                        --            --            --        627,040             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
 Shares 257,107
 Cost $5,139,043
 ................................................................................................................................
   Market Value:                        --            --            --             --      7,839,192            --           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
FUND
 Shares 360,961
 Cost $10,069,295
 ................................................................................................................................
   Market Value:                        --            --            --             --             --     9,673,749           --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 Shares 57,991
 Cost $580,209
 ................................................................................................................................
   Market Value:                        --            --            --             --             --            --      608,902
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life
 Insurance Company                  30,001            --             1             20          9,719        18,900           --
 ................................................................................................................................
Receivable from fund shares
 sold                                   --            --            --             --             --            --           --
 ................................................................................................................................
TOTAL ASSETS                       797,882       578,674       258,292        627,060      7,848,911     9,692,649      608,902
 ................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance
 Company                                --            --            --             --             --            --            9
 ................................................................................................................................
Payable for fund shares
 purchased                          30,000            --            --             --         10,026        18,750           --
 ................................................................................................................................
TOTAL LIABILITIES                   30,000            --            --             --         10,026        18,750            9
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE
CONTRACT LIABILITIES)             $767,882      $578,674      $258,292       $627,060     $7,838,885    $9,673,899     $608,893
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999           High Yield    Income        International   International   International   Investors     Money
                            Sub-Account   Sub-Account   Growth          Growth and      New             Sub-Account   Market
                                                        Sub-            Income          Opportunities                 Sub-Account
                                                        Account         Sub-Account     Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 Shares 336,333
 Cost $3,838,275
 ................................................................................................................................
   Market Value:            $3,729,931    $       --      $     --         $     --       $     --      $       --    $       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 Shares 189,663
 Cost $2,462,713
 ................................................................................................................................
   Market Value:                    --     2,374,582            --               --             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH FUND
 Shares 45,031
 Cost $704,229
 ................................................................................................................................
   Market Value:                    --            --       974,929               --             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH AND INCOME FUND
 Shares 29,898
 Cost $416,492
 ................................................................................................................................
   Market Value:                    --            --            --          455,947             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
NEW OPPORTUNITIES FUND
 Shares 24,288
 Cost $374,709
 ................................................................................................................................
   Market Value:                    --            --            --               --        566,149              --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 Shares 127,372
 Cost $1,615,839
 ................................................................................................................................
   Market Value:                    --            --            --               --             --       1,930,961            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
FUND
 Shares 1,378,310
 Cost $1,378,310
 ................................................................................................................................
   Market Value:                    --            --            --               --             --              --     1,378,310
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life
 Insurance Company                  --             4         5,393               --              1           3,638            --
 ................................................................................................................................
Receivable from fund
 shares sold                        20            --            --               --             --              --           280
 ................................................................................................................................
TOTAL ASSETS                 3,729,951     2,374,586       980,322          455,947        566,150       1,934,599     1,378,590
 ................................................................................................................................
LIABILITIES
Due to Hartford Life
 Insurance Company                  10            --            --               11             --              --           221
 ................................................................................................................................
Payable for fund shares
 purchased                          --            --         5,398               --             --           3,608            --
 ................................................................................................................................
TOTAL LIABILITIES                   10            --         5,398               11             --           3,608           221
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE
CONTRACT LIABILITIES)       $3,729,941    $2,374,586      $974,924         $455,936       $566,150      $1,930,991    $1,378,369
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999                             New             New           OTC &         Utilities     Vista         Voyager
                                              Opportunities   Value         Emerging      Growth        Sub-Account   Sub-Account
                                              Sub-Account     Sub-Account   Growth        and Income
                                                                            Sub-Account   Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 Shares 132,675
 Cost $3,677,974
 ................................................................................................................................
   Market Value:                               $5,776,681      $     --      $     --     $       --     $     --     $        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
 Shares 61,174
 Cost $741,893
 ................................................................................................................................
   Market Value:                                       --       725,528            --             --           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 Shares 24,505
 Cost $349,307
 ................................................................................................................................
   Market Value:                                       --            --       558,460             --           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH & INCOME FUND
 Shares 72,857
 Cost $1,229,280
 ................................................................................................................................
   Market Value:                                       --            --            --      1,236,384           --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 Shares 36,807
 Cost $618,966
 ................................................................................................................................
   Market Value:                                       --            --            --             --      761,162              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 Shares 180,504
 Cost $8,200,788
 ................................................................................................................................
   Market Value:                                       --            --            --             --           --      11,958,371
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company            8,780             1         9,793             --        2,686          17,930
 ................................................................................................................................
Receivable from fund shares sold                       --            --            --          1,253           --              --
 ................................................................................................................................
TOTAL ASSETS                                    5,785,461       725,529       568,253      1,237,637      763,848      11,976,301
 ................................................................................................................................
LIABILITIES
Due to Hartford Life Insurance Company                 --            --            --          1,255           --              --
 ................................................................................................................................
Payable for fund shares purchased                   8,773            --         9,810             --        2,685          17,675
 ................................................................................................................................
TOTAL LIABILITIES                                   8,773            --         9,810          1,255        2,685          17,675
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE LIFE CONTRACT
LIABILITIES)                                   $5,776,688      $725,529      $558,443     $1,236,382     $761,163     $11,958,626
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

December 31, 1999                                             Units          Unit         Contract
                                                              Owned by       Price        Liability
                                                              Participants
-----------------------------------------------------------------------------------------------------
Variable life contracts:
 Asia Pacific Growth Fund                                         34,596     $22.195777   $   767,882
 ....................................................................................................
 Diversified Income Fund                                          44,505      13.002362       578,674
 ....................................................................................................
 George Putnam Fund of Boston                                     24,450      10.564227       258,292
 ....................................................................................................
 Global Asset Allocation Fund                                     26,963      23.255993       627,060
 ....................................................................................................
 Global Growth Fund                                              201,512      38.900326     7,838,885
 ....................................................................................................
 Growth and Income Fund                                          373,182      25.922728     9,673,899
 ....................................................................................................
 Health Sciences Fund                                             56,377      10.800460       608,893
 ....................................................................................................
 High Yield Fund                                                 226,074      16.498765     3,729,941
 ....................................................................................................
 Income Fund                                                     164,884      14.401541     2,374,586
 ....................................................................................................
 International Growth Fund                                        62,217      15.669625       974,924
 ....................................................................................................
 International Growth and Income Fund                             37,465      12.169641       455,936
 ....................................................................................................
 International New Opportunities Fund                             28,600      19.795791       566,150
 ....................................................................................................
 Investors Fund                                                  132,670      14.554810     1,930,991
 ....................................................................................................
 Money Market Fund                                             1,014,621       1.358506     1,378,369
 ....................................................................................................
 New Opportunities Fund                                          149,987      38.514515     5,776,688
 ....................................................................................................
 New Value Fund                                                   68,192      10.639520       725,529
 ....................................................................................................
 OTC & Emerging Growth Fund                                       22,885      24.402281       558,443
 ....................................................................................................
 Utilities Growth and Income Fund                                 57,523      21.493623     1,236,382
 ....................................................................................................
 Vista Fund                                                       46,906      16.227448       761,163
 ....................................................................................................
 Voyager Fund                                                    262,107      45.624980    11,958,626
 ....................................................................................................
GRAND TOTAL:                                                                              $52,781,313
-----------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended              Asia Pacific   Diversified   The George    Global Asset   Global        Growth        Health
December 31, 1999               Growth         Income        Putnam        Allocation     Growth        and Income    Sciences
                                Sub-Account    Sub-Account   Fund          Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                             of Boston
                                                             Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $     --      $ 23,061       $ 5,950       $ 6,496      $   10,324     $  82,679      $   519
 ................................................................................................................................
 Capital gains income                   --            --           319        18,235         214,984       412,587
 ................................................................................................................................
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
 ................................................................................................................................
 Net realized gain (loss) on
   security transactions               677          (296)           27           273          (8,555)      (19,393)         849
 ................................................................................................................................
 Net unrealized appreciation
   (depreciation) of
   investments during the
   period                          226,183       (11,756)       (9,563)       29,249       2,479,211      (561,127)      23,736
 ................................................................................................................................
 Net gain (loss) on
   investments                     226,860       (12,052)       (9,536)       29,522       2,470,656      (580,520)      24,585
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $226,860      $ 11,009       $(3,267)      $54,253      $2,695,964     $ (85,254)     $25,104
---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Year Ended            High Yield   Income        International  International  International  Investors      Money Market
December 31, 1999             Sub-Account  Sub-Account*  Growth         Growth and     New            Sub-Account    Sub-Account
                                                         Sub-Account    Income         Opportunities
                                                                        Sub-Account    Sub-Account
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                    $  188,019   $    57,563   $         --   $         --   $         13   $         --    $   36,485
 ................................................................................................................................
 Capital gains income                 --        17,173             --             --             --             --            --
 ................................................................................................................................
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
 ................................................................................................................................
 Net realized (loss) gain on
   security transactions          (4,621)       (1,612)        55,875         14,000        167,282            285            --
 ................................................................................................................................
 Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period                        (56,566)     (103,792)       268,792         38,658        191,201        305,881            --
 ................................................................................................................................
 Net (loss) gain on
   investments                   (61,187)     (105,404)       324,667         52,658        358,483        306,166            --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                  $  126,832   $   (30,668)  $    324,667   $     52,658   $    358,496   $    306,166    $   36,485
---------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New            OTC &           Utilities Growth   Vista         Voyager
 December 31, 1999                  Opportunities   Value          Emerging        and Income         Sub-Account   Sub-Account
                                    Sub-Account     Sub-Account    Growth          Sub-Account
                                                                   Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $       --       $      2       $     --          $ 17,021        $     --     $    3,744
  .............................................................................................................................
  Capital gains income                   21,300            410          1,285            17,875          53,041        300,222
  .............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................................
  Net realized (loss) gain on
    security transactions               (74,118)           (42)           194            (5,144)            340          3,384
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 1,903,919        (17,299)       201,676           (28,195)        141,175      3,398,379
  .............................................................................................................................
  Net gain (loss) on investments      1,829,801        (17,341)       201,870           (33,339)        141,515      3,401,763
 ------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $1,851,101       $(16,929)      $203,155          $  1,557        $194,556     $3,705,729
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 For the Year Ended          Asia Pacific   Diversified   The George     Global Asset   Global        Growth and     Health
 December 31, 1999           Growth         Income        Putnam Fund    Allocation     Growth        Income Sub-    Sciences
                             Sub-Account    Sub-Account   of Boston      Sub-Account    Sub-Account   Account        Sub-Account
                                                          Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income        $     --      $ 23,061       $  5,950       $  6,496     $   10,324     $   82,679      $    519
  ...............................................................................................................................
  Capital gains income               --            --            319         18,235        214,984        412,587            --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                    677          (296)            27            273         (8,555)       (19,393)          849
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                      226,183       (11,756)        (9,563)        29,249      2,479,211       (561,127)       23,736
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations             226,860        11,009         (3,267)        54,253      2,695,964        (85,254)       25,104
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                      11,544        51,671         61,898        127,321        927,414      1,931,571        45,376
  ...............................................................................................................................
  Net transfers                 534,285       325,503        121,681        154,876      2,582,332      5,598,828       530,101
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees            (8,845)      (13,076)        (7,613)       (20,284)      (113,107)      (186,185)      (16,861)
  ...............................................................................................................................
  Net loan activity                  --            --             --             --        (42,601)         4,745            (3)
  ...............................................................................................................................
  Cost of insurance              (4,531)      (20,872)       (13,604)       (21,379)      (139,949)      (391,660)      (19,700)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions      532,453       343,226        162,362        240,534      3,214,089      6,957,299       538,913
  ...............................................................................................................................
  Total increase (decrease)
    in net assets               759,313       354,235        159,095        294,787      5,910,053      6,872,045       564,017
  ...............................................................................................................................
 NET ASSETS:
  Beginning of period             8,569       224,439         99,197        332,273      1,928,832      2,801,854        44,876
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                $767,882      $578,674       $258,292       $627,060     $7,838,885     $9,673,899      $608,893
 --------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Year Ended              High Yield   Income       International  International  International  Investors    Money
December 31, 1999               Sub-Account  Sub-         Growth         Growth and     New            Sub-Account  Market
                                             Account*     Sub-Account    Income         Opportunities               Sub-Account
                                                                         Sub-Account    Sub-Account
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income          $  188,019   $   57,563   $         --   $         --   $         13   $       --   $   36,485
 ..............................................................................................................................
 Capital gains income                   --       17,173             --             --             --           --           --
 ..............................................................................................................................
 Net realized gain (loss) on
   security transactions            (4,621)      (1,612)        55,875         14,000        167,282          285           --
 ..............................................................................................................................
 Net unrealized (depreciation)
   appreciation of investments
   during the period               (56,566)    (103,792)       268,792         38,658        191,201      305,881           --
 ..............................................................................................................................
 Net increase (decrease) in
   net assets resulting from
   operations                      126,832      (30,668)       324,667         52,658        358,496      306,166       36,485
 ..............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                         757,124      368,161         97,192         52,504         14,025      172,801      185,196
 ..............................................................................................................................
 Net transfers                   2,282,146    1,315,129        588,502        357,272        209,334    1,432,571    1,058,352
 ..............................................................................................................................
 Surrenders for benefit
   payments and fees               (63,031)     (40,709)       (13,235)       (12,129)        (7,540)     (30,687)     (18,664)
 ..............................................................................................................................
 Net loan activity                 (31,040)          --             (4)            --             --           --
 ..............................................................................................................................
 Cost of insurance                 (93,855)     (50,346)       (42,836)       (16,228)       (11,827)     (44,912)     (24,680)
 ..............................................................................................................................
 Net increase (decrease) in
   net assets resulting from
   unit transactions             2,851,344    1,592,235        629,619        381,419        203,992    1,529,773    1,200,204
 ..............................................................................................................................
 Total increase (decrease) in
   net assets                    2,978,176    1,561,567        954,286        434,077        562,488    1,835,939    1,236,689
 ..............................................................................................................................
NET ASSETS:
 Beginning of period               751,765      813,019         20,638         21,859          3,662       95,052      141,680
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                  $3,729,941   $2,374,586   $    974,924   $    455,936   $    566,150   $1,930,991   $1,378,369
-------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New           OTC &         Utilities      Vista         Voyager
 December 31, 1999                  Opportunities   Value         Emerging      Growth         Sub-Account   Sub-Account
                                    Sub-Account     Sub-Account   Growth        and Income
                                                                  Sub-Account   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $       --      $      2      $     --      $   17,021     $     --     $     3,744
  ......................................................................................................................
  Capital gains income                   21,300           410         1,285          17,875       53,041         300,222
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions               (74,118)          (42)          194          (5,144)         340           3,384
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 1,903,919       (17,299)      201,676         (28,195)     141,175       3,398,379
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,851,101       (16,929)      203,155           1,557      194,556       3,705,729
  ......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,084,027        55,882        35,239         211,762       45,420       1,775,053
  ......................................................................................................................
  Net transfers                       1,897,800       705,264       314,874         658,887      532,694       4,254,791
  ......................................................................................................................
  Surrenders for benefit payments
    and fees                           (129,321)      (10,254)       (8,673)        (34,570)     (11,139)       (237,711)
  ......................................................................................................................
  Net loan activity                      (5,580)           (3)           (9)             --           (4)         (8,610)
  ......................................................................................................................
  Cost of insurance                    (145,610)      (17,973)      (13,596)        (43,706)      (7,815)       (244,692)
  ......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      2,701,316       732,916       327,835         792,373      559,156       5,538,831
  ......................................................................................................................
  Total increase (decrease) in net
    assets                            4,552,417       715,987       530,990         793,930      753,712       9,244,560
  ......................................................................................................................
 NET ASSETS
  Beginning of period                 1,224,271         9,542        27,453         442,452        7,451       2,714,066
 -----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $5,776,688      $725,529      $558,443      $1,236,382     $761,163     $11,958,626
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended          Asia Pacific   Diversified   The George     Global Asset   Global        Growth         Health
 December 31, 1998           Growth         Income        Putnam Fund    Allocation     Growth        and Income     Sciences
                             Sub-Account*   Sub-Account   of Boston      Sub-Account    Sub-Account   Sub-Account    Sub-Account*
                                                          Sub-Account*
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income         $   --       $  3,629       $   778        $  2,857     $   10,284     $    6,912      $    38
  ...............................................................................................................................
  Capital gains income              --          1,541            --          12,271         51,418         45,119           --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                     1             21             2              16          2,284            (64)          (1)
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                         331         (6,773)        2,018          15,297        222,508        157,616        4,957
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations                332         (1,582)        2,798          30,441        286,494        209,583        4,994
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                      1,000         18,359         1,018          15,068        322,831        341,341        1,000
  ...............................................................................................................................
  Net transfers                  7,366        130,020        95,712         264,595      1,095,109      2,215,815       39,704
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees             (106)        (3,807)           42         (10,473)       (47,555)       (85,000)        (308)
  ...............................................................................................................................
  Cost of insurance                (23)        (3,546)         (373)         (6,166)       (30,391)       (35,272)        (514)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions       8,237        141,026        96,399         263,024      1,339,994      2,436,884       39,882
  ...............................................................................................................................
  Total increase (decrease)
    in net assets                8,569        139,444        99,197         293,465      1,626,488      2,646,467       44,876
  ...............................................................................................................................
 NET ASSETS
  Beginning of period               --         84,995            --          38,808        302,344        155,387           --
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $8,569       $224,439       $99,197        $332,273     $1,928,832     $2,801,854      $44,876
 --------------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended          High Yield   Income         International  International  International  Investors      Money
 December 31, 1998           Sub-Account  Sub-Account**  Growth         Growth and     New            Sub-Account*   Market
                                                         Sub-Account*   Income         Opportunities                 Sub-Account
                                                                        Sub-Account*   Sub-Account*
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income      $   10,447    $    10,911   $         66   $        206   $         --   $        112   $     1,123
  ...............................................................................................................................
  Capital gains income            1,639            284             --            496             --             --            --
  ...............................................................................................................................
  Net realized gain (loss)
    on security
    transactions                  5,348         (1,150)            11              8              5             14            --
  ...............................................................................................................................
  Net unrealized
    appreciation
    (depreciation) of
    investments during the
    period                      (52,560)        12,055          1,909            796            239          9,241            --
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from operations             (35,126)        22,100          1,986          1,506            244          9,367         1,123
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                     295,001         11,794          1,018          5,809          1,000          7,115        49,306
  ...............................................................................................................................
  Net transfers                 484,563        574,461         18,763         14,788          2,548         79,363        88,070
  ...............................................................................................................................
  Surrenders for benefit
    payments and fees           (33,428)       (10,223)          (618)          (143)          (104)          (437)       (3,369)
  ...............................................................................................................................
  Cost of insurance              (6,247)        (8,204)          (511)          (101)           (26)          (356)       (1,780)
  ...............................................................................................................................
  Net increase (decrease)
    in net assets resulting
    from unit transactions      739,889        567,828         18,652         20,353          3,418         85,685       132,227
  ...............................................................................................................................
  Total increase (decrease)
    in net assets               704,763        589,928         20,638         21,859          3,662         95,052       133,350
  ...............................................................................................................................
 NET ASSETS
  Beginning of period            47,002        223,091             --             --             --             --         8,330
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD              $  751,765    $   813,019   $     20,638   $     21,859   $      3,662   $     95,052   $   141,680
 --------------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New             New            OTC &         Utilities      Vista         Voyager
 December 31, 1998                  Opportunities   Value          Emerging      Growth         Sub-          Sub-Account
                                    Sub-Account     Sub-Account*   Growth        and Income     Account*
                                                                   Sub-          Sub-Account
                                                                   Account*
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $       --        $   98        $    10       $  1,849       $   --      $      896
  .......................................................................................................................
  Capital gains income                    4,296            19             --          3,187           --          21,866
  .......................................................................................................................
  Net realized gain (loss) on
    security transactions               (21,117)           15             21             58           11          (5,975)
  .......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   190,762           934          7,477         31,421        1,020         350,909
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          173,941         1,066          7,508         36,515        1,031         367,696
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             258,118         1,525          3,676         12,990        1,000         364,335
  .......................................................................................................................
  Net transfers                         690,830         7,543         17,238        379,093        5,651       1,952,698
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                            (36,267)         (191)          (314)        (5,423)        (223)        (51,533)
  .......................................................................................................................
  Cost of insurance                     (34,620)         (401)          (655)        (6,554)          (8)        (28,004)
  .......................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        878,061         8,476         19,945        380,106        6,420       2,237,496
  .......................................................................................................................
  Total increase (decrease) in net
    assets                            1,052,002         9,542         27,453        416,621        7,451       2,605,192
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                   172,269            --             --         25,831           --         108,874
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $1,224,271        $9,542        $27,453       $442,452       $7,451      $2,714,066
 ------------------------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.  ORGANIZATION:

Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in the various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.80% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services and varies based on the face amount of the underlying policy, among other factors. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------
                                                           2000            1999
 -----------------------------------------------------------------------------------
                                                       (UNAUDITED)
 ASSETS
   Bonds                                                $ 1,226,915     $ 1,465,815
   Common stocks                                             38,701          42,430
   Mortgage loans                                            34,380          63,784
   Policy loans                                              75,857          59,429
   Cash and short-term investments                          213,302         267,579
 -----------------------------------------------------------------------------------
   Other invested assets                                     18,836           2,892
 -----------------------------------------------------------------------------------
   Total cash and invested assets                         1,607,991       1,901,929
   Investment income due and accrued                         20,344          21,069
   Other assets                                              41,486          39,576
   Separate account assets                               47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for future benefits               $   615,263     $   591,621
   Policy and contract claim liabilities                     11,835           7,677
   Liability for premium and other deposit funds          1,583,921       1,969,262
   Asset valuation reserve                                    3,647           4,935
   Payable to affiliates                                     22,829          14,084
   Accrued expense allowances and other amounts due
    from separate account                                (1,392,483)     (1,377,927)
   Remittances and items not allocated                      135,641         111,582
   Other liabilities                                        152,799         118,464
   Separate account liabilities                          47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      48,945,656      46,304,740
 -----------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                               2,500           2,500
   Gross paid-in and contributed surplus                    226,043         226,043
   Unassigned funds                                         307,826         294,333
 -----------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS         536,369         522,876
 -----------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $  564,487   $  407,330
   Annuity and other fund deposits                     3,213,811    2,745,707
   Net investment income                                  82,766       92,321
   Commissions and expense allowances on
    reinsurance ceded                                     96,524      243,448
   Reserve adjustment on reinsurance ceded             1,022,716      702,323
   Fee income                                            618,388      455,917
   Other revenues                                          3,847        7,887
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,602,539    4,654,933
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             42,004       34,403
   Disability and other benefits                           4,228        4,583
   Surrenders and other fund withdrawals               2,654,640      858,280
   Commissions                                           363,369      353,077
   Increase (Decrease) in aggregate reserves for
    future benefits                                       23,431         (650)
   (Decrease) Increase in liability for premium and
    other deposit funds                                 (384,393)       2,232
   General insurance expenses                            182,679      115,771
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                         22,881       16,734
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,506,225    4,616,341
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax expense                      96,314       38,592
   Federal income tax expense                             71,591       13,144
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS                                 24,723       25,448
   Net realized capital losses, after tax                   (514)     (36,258)
 ----------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   24,209   $  (10,810)
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                           $  2,500     $  2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                           $226,043     $226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          $294,333     $247,969
   Net income (loss)                                     24,209      (10,810)
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets           (3,702)       1,489
   Change in asset valuation reserve                      1,288       18,079
   Change in non-admitted assets                         (3,126)       2,773
   Credit on reinsurance ceded                           (5,176)      (2,716)
 ----------------------------------------------------------------------------
   Balance, end of year                                $307,826     $256,784
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                         $536,369     $485,327
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $3,776,739   $3,152,996
   Investment income                                      83,130       93,174
   Fee income                                            618,388      455,917
   Other income                                        1,114,139      949,553
 ----------------------------------------------------------------------------
     Total income                                      5,592,396    4,651,640
 ----------------------------------------------------------------------------
   Benefits paid                                       2,697,533      896,755
   Federal income taxes (recoveries) payments             (3,299)      24,000
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                        585,737      552,191
 ----------------------------------------------------------------------------
     Total benefits and expenses                       5,877,357    4,704,857
 ----------------------------------------------------------------------------
              NET CASH USED BY OPERATING ACTIVITIES     (284,961)     (53,217)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 508,750      634,564
   Common stocks                                             614          754
   Mortgage loans                                         33,312       30,292
   Other                                                      --        1,351
 ----------------------------------------------------------------------------
                            NET INVESTMENT PROCEEDS      542,676      666,961
 ----------------------------------------------------------------------------

   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 274,569      727,958
   Common stocks                                             468          166
   Mortgage loans                                          3,681       56,013
   Other                                                  32,356       39,099
 ----------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED      311,074      823,236
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES      231,602     (156,275)
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Net other cash used                                        (918)     (24,952)
 ----------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS
                                         ACTIVITIES         (918)     (24,952)
 ----------------------------------------------------------------------------
 Net change in cash and short-term investments           (54,277)    (234,444)
 Cash and short-term investments, beginning of
  period                                                 267,579      469,955
 ----------------------------------------------------------------------------
     CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD   $  213,302   $  235,511
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION:

The accompanying unaudited financial statements of Hartford Life and Annuity Insurance Company (the Company) have been prepared in conformity with statutory accounting practices prescribed by the National Association of Insurance Commissioners and the Connecticut Department of Insurance. Certain information and note disclosures which are normally included in financial statements prepared in accordance with statutory accounting practices have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with statutory accounting practices. For a description of significant accounting policies, see Note 1 of Notes to Financial Statements in Hartford Life and Annuity Insurance Company's 1999 statutory basis financial statements.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

2. INVESTMENTS:

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. (CFS), a securitizer and servicer of asset backed securities. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code and, in June 1999, CFS ceased operations. In August 1999, the Company sold all of its CFS holdings recognizing a $36, after tax, realized capital loss.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1998
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                1999                        1998
                                     --------------------------  --------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                OTHER INFORMATION

Item 27.  Exhibits

       (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

       (b) Not Applicable.

       (c) Principal Underwriting Agreement.(1)

       (d) Form of Flexible Premium Variable Life Insurance Policy.(1)

       (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

       (f) Certificate of Incorporation of Hartford(2) and Bylaws of
           Hartford.(1)

       (g) Contracts of Reinsurance.(3)

       (h) Form of Participation Agreement.(3)

       (i) Not Applicable.

       (j) Not Applicable.

       (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

       (l) Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA .

       (m) Not Applicable.

--------
        (1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

        (2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-89988, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on July 27, 1998.

        (3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-89988, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 14, 1999.

       (n) Consent of Arthur Andersen LLP, Independent Public Accountants.

       (o) No financial statement will be omitted.

       (p) Not Applicable.

       (q) Memorandum describing transfer and redemption procedures.(1)

       (r) Power of Attorney.

       (s) Organizational Chart.

       Item 28.  Officers and Directors.

--------------------------------------------- ----------------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
--------------------------------------------- ----------------------------------------------------------------------
David A. Carlson                              Vice President
--------------------------------------------- ----------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Bruce W. Ferris                               Vice President
--------------------------------------------- ----------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------- ----------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------- ----------------------------------------------------------------------
David T. Foy                                  Senior  Vice  President,   Chief  Financial  Officer  and  Treasurer,
                                              Director*
--------------------------------------------- ----------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------- ----------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------- ----------------------------------------------------------------------
Steven L. Matthiesen                          Vice President & Actuary
--------------------------------------------- ----------------------------------------------------------------------
Deanne Osgood                                 Vice President
--------------------------------------------- ----------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------- ----------------------------------------------------------------------
Christine Hayer Repasy                        Senior Vice  President,  General  Counsel,  and Corporate  Secretary,
                                              Director*
--------------------------------------------- ----------------------------------------------------------------------
Lowndes A. Smith                              Chairman of the Board, Chief Executive Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------
Joe M. Thomson                                Senior Vice  President
--------------------------------------------- ----------------------------------------------------------------------
John C. Walters                               Executive Vice President, Director*
--------------------------------------------- ----------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.
------------------------

  *  Denotes  Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

     Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

     Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

     Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

     Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
              Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
              Account VL I
              Hartford Life and Annuity Insurance Company - Separate
              Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

          (b) Directors and Officers of HESCO

                                               Positions and Offices
                   Name                        With Underwriter
                   ----                        ---------------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              J. Richard Garrett               Vice President
              Christine Hayer Repasy           Senior Vice President, General
                                                 Counsel and Corporate
                                                 Secretary, Director
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President,
                                                 Director
              Joseph F. Mahoney                Executive Vice President
              Thomas M. Marra                  President, Director
              Lowndes A. Smith                 Chief Executive Officer
              John C. Walters                  Executive Vice President

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 4th day of December, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY - SEPARATE ACCOUNT VL II (Registrant)

*By:  David T. Foy
      -------------------------------------------------
      David T. Foy, Senior Vice President and Treasurer

HARTFORD LIFE AND ANNUITY
  INSURANCE COMPANY (Depositor)           *By: /s/ Christopher M. Grinnell
                                               ---------------------------
                                                Christopher M. Grinnell
                                                 Attorney-In-Fact

*By:   David T. Foy
       -------------------------------------------------
       David T. Foy, Senior Vice President and Treasurer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
   Financial Officer and Treasurer, Director*
Christine Hayer Repasy, Senior Vice President,
   General Counsel and Corporate Secretary,
   Director*
Thomas M. Marra, President, Director*           *By: /s/ Christopher M. Grinnell
Lowndes A. Smith, Chairman of the Board,             ---------------------------
   and Chief Executive Officer, Director *           Christopher M. Grinnell
John C. Walters, Executive Vice President,           Attorney-in-Fact
   Director *
David M. Znamierowski, Senior Vice President
   And Chief Investment Officer, Director*      Date: December 4, 2000

                                  EXHIBIT INDEX

1.3 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.5  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6  Power of Attorney

1.7  Organizational Chart